Interest and Other Finance Expenses - Schedule of Interest and Other Finance Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest and Other Finance Expenses [abstract]
Interest	$ 2,158	$ 2,731
Amortization deferred charges	84	876
Finance fees	86	282
Other expense	228	146
Interest and Other Finance Expenses	$ 2,556	$ 4,035